NOTE 6. SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Note 6. Supplemental Cash Flow Information Details
Income taxs	$ 0	$ 0	$ 0	$ 0
Interest	$ 0	$ 0	$ 0	$ 0